REVENUE - Remaining Performance Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total remaining performance obligations	$ 217,797
Service revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total remaining performance obligations	$ 169,758
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	12.00%
Period expected to be recognized as revenue	1 year
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	50.00%
Period expected to be recognized as revenue	4 months
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	38.00%
Period expected to be recognized as revenue
Hardware revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total remaining performance obligations	$ 48,039
Hardware revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	100.00%
Period expected to be recognized as revenue	1 year
Hardware revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	0.00%
Period expected to be recognized as revenue	4 months
Hardware revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	0.00%
Period expected to be recognized as revenue